Expense Example - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Portfolio - Select Health Care Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859